UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22927

Invesco Actively Managed Exchange-Traded Commodity Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The consolidated Schedule of Investments as of July 31, 2018 is set forth below.

Consolidated Schedule of Investments(a)

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)

July 31, 2018

(Unaudited)

Principal Amount		Value
	U.S. Treasury Bills 85.5%(b)
$240,000,000	1.797%, 08/02/18	$239,988,034
40,000,000	1.805%, 08/30/18	39,938,904
120,000,000	1.806%, 08/30/18	119,816,711
100,000,000	1.815%, 08/30/18	99,847,259
100,000,000	1.825%, 08/30/18	99,847,259
150,000,000	1.950%, 11/08/18	149,177,062
70,000,000	1.996%, 11/08/18	69,615,962
310,000,000	2.005%, 11/08/18	308,299,262
100,000,000	2.015%, 12/13/18(c)	99,243,458
485,000,000	2.065%, 01/03/19(c)	480,622,623

	Total U.S. Treasury Bills (Cost $1,706,481,459)	1,706,396,534

Number of Shares
	Money Market Funds 12.0%(d)
118,466,330	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.79%	118,466,330
120,078,457	Invesco Short - Term Investments Company Global Series PLC - US Dollar Liquid Portfolio - Institutional Class, 2.08%	120,078,457

	Total Money Market Funds (Cost $238,544,787)	238,544,787

	Total Investments in Securities (Cost $1,945,026,246) - 97.5%	1,944,941,321
	Other assets less liabilities - 2.5%	50,783,935

	Net Assets - 100.0%	$1,995,725,256

Notes to Consolidated Schedule of Investments:

(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	All or portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	892	December-2018	$66,391,560	$(771,739)	$(771,739)
Corn	1,205	December-2018	23,286,625	89,405	89,405
Gasoline RBOB	730	December-2018	58,833,474	114,991	114,991
Gold	264	December-2018	32,567,040	(1,350,262)	(1,350,262)
LME Copper	105	December-2018	16,571,625	(1,205,480)	(1,205,480)
LME Primary Aluminum	332	December-2018	17,334,550	(931,548)	(931,548)
LME Zinc	228	December-2018	14,928,300	(1,705,550)	(1,705,550)
Natural Gas	799	July-2019	21,181,490	(245,666)	(245,666)
NY Harbor ULSD	693	June-2019	61,844,429	(1,200,513)	(1,200,513)
Silver	98	December-2018	7,672,910	(406,501)	(406,501)
Soybean	480	November-2018	22,056,000	(459,942)	(459,942)
Sugar No.11	1,430	October-2018	16,896,880	(2,663,023)	(2,663,023)
Wheat	906	July-2019	26,828,925	1,573,102	1,573,102
WTI Crude Oil	1,002	December-2018	67,103,940	(329,559)	(329,559)

Total Futures Contracts - Commodity Risk				$(9,492,285)	$(9,492,285)

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Receive	Goldman Sachs Commodity i-Select Strategy 1063	0.28%	Monthly	August-2018	$500,000,000	$—	$(2,577,047)	$(2,577,047)
Macquarie Bank Limited	Receive	Macquarie Commodity Customized Product 253E Index	0.26	Monthly	August-2018	500,000,000	—	(2,570,070)	(2,570,070)
Royal Bank of Canada	Receive	RBC Enhanced Commodity PSO1 Index	0.24	Monthly	August-2018	500,000,000	—	(3,495,582)	(3,495,582)
UBS AG London Branch	Receive	UBS Custom UBSIB327 Index	0.22	Monthly	August-2018	50,000,000	—	(357,701)	(357,701)

Total Over-The-Counter Total Return Swap Agreements - Commodity Risk							$—	$(9,000,400)	$(9,000,400)

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The tables below include additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	%
Goldman Sachs Commodity i-Select Strategy 1063
	Long Futures Contracts
	WTI Crude Oil	14.93%
	Brent Crude Oil	14.36
	Heating Oil	13.61
	RBOB Gasoline	13.00
	Gold	7.18
	Wheat	5.93
	Corn	5.20
	Soybean	4.89
	Natural Gas	4.71
	Aluminium	3.86
	Sugar	3.72
	Copper	3.61
	Zinc	3.30
	Silver	1.70

	Total	100.00%

Macquarie Commodity Customized Product 253E Index
	Long Futures Contracts
	WTI Crude Oil	14.93%
	Brent Crude Oil	14.36
	Heating Oil	13.61
	RBOB Gasoline	13.00
	Gold	7.17
	Wheat	5.93
	Corn	5.20
	Soybean	4.89
	Natural Gas	4.71
	Aluminium	3.86
	Sugar	3.72
	Copper	3.61
	Zinc	3.30
	Silver	1.71

	Total	100.00%

RBC Enhanced Commodity PSO1 Index
	Long Futures Contracts
	WTI Crude Oil	14.70%
	Brent Crude Oil	14.40
	Heating Oil	13.65
	RBOB Gasoline	13.03
	Gold	7.19
	Wheat	5.96
	Corn	5.22
	Soybean	4.91
	Natural Gas	4.71
	Aluminium	3.87
	Sugar	3.72
	Copper	3.62
	Zinc	3.30
	Silver	1.72

	Total	100.00%

UBSIB327 Strategy
	Long Futures Contracts
	WTI Crude Oil	14.82%
	Brent Crude Oil	14.36
	NY Harbor ULSD	13.63
	RBOB Gasoline	12.98
	Gold	7.14
	Wheat	5.89
	Corn	5.15
	Soybean	4.95
	Natural Gas	4.70
	Aluminium	3.90
	Sugar	3.79
	Copper	3.64
	Zinc	3.35
	Silver	1.70

		100.00%

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the period ended July 31, 2018, there were no transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$1,706,396,534	$—	$1,706,396,534
Money Market Funds	238,544,787	—	—	238,544,787

Total Investments in Securities	238,544,787	1,706,396,534	—	1,944,941,321

Other Investments - Assets*
Futures Contracts	1,777,498	—	—	1,777,498

Other Investments - Liabilities*
Futures Contracts	(11,269,783)	—	—	(11,269,783)
Swap Agreements	—	(9,000,400)	—	(9,000,400)

	(11,269,783)	(9,000,400)	—	(20,270,183)

Total Other Investments	(9,492,285)	(9,000,400)	—	(18,492,685)

Total Investments	$229,052,502	$1,697,396,134	$—	$1,926,448,636

*	Unrealized appreciation (depreciation).

Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2018:

Value
Derivative Assets	Commodity Risk
Unrealized appreciation on futures contracts—Exchange-Traded	$1,777,498
Unrealized appreciation on swap agreements — OTC	—

Total Derivative Assets	1,777,498

Derivatives not subject to master netting agreements	(1,777,498)

Total Derivative Assets subject to master netting agreements	$—

Value
Derivative Liabilities	Commodity Risk
Unrealized depreciation on futures contracts—Exchange-Traded	$(11,269,783)
Unrealized depreciation on swap agreements — OTC	(9,000,400)

Total Derivative Liabilities	(20,270,183)

Derivatives not subject to master netting agreements	11,269,783

Total Derivative Liabilities subject to master netting agreements	$(9,000,400)

Effect of Derivative Investments for the nine months ended July 31, 2018.

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Gain (Loss)
Commodity Risk
Realized Gain:
Futures Contracts	$22,342,508
Swap Agreements	56,330,414
Change in Net Unrealized Appreciation (Depreciation):
Futures Contracts	(18,313,002)
Swap Agreements	(28,155,186)

Total	$32,204,734

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

Average Notional Value
Futures contracts	$407,600,226
Swap agreements	862,222,222

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Invesco Actively Managed Exchange-Traded Commodity Fund Trust

By:                     /s/ Daniel  E. Draper

Name:                Daniel E. Draper

Title:                  President

Date: 9/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:                     /s/ Daniel  E. Draper

Name:                Daniel E. Draper

Title:                  President

Date: 9/28/2018

By:                     /s/ Kelli Gallegos

Name:                Kelli Gallegos

Title:                  Treasurer

Date: 9/28/2018